Business Combination and Acquisitions Business Combination - Summary of reconciles elements of business combination to cash flows (Details) - USD ($) $ in Thousands				9 Months Ended
	Jul. 16, 2021	Nov. 16, 2020	Nov. 11, 2020	Sep. 26, 2021
Business Acquisition [Line Items]
Cash - Empowers trust and cash (net of redemptions of $99,353 and transaction costs of $44,314)				$ 107,042
Cash - Forward Purchase Agreement				50,000
Cash - PIPE Financing				240,000
Net cash provided by Business Combination and PIPE Financing				397,042
Less: cash consideration paid to Holley Stockholder	$ (264,718)	$ (110,209)	$ (47,104)	(264,718)
Net contributions from Business Combination and PIPE Financing				$ 132,324